Taxes on Income - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Domestic	$ 128		$ 15
Foreign	55	$ 10	17
Total	$ 183	$ 10	$ 32